MINERAL PROPERTY INTERESTS - Schedule of Mineral Property Acquisition Costs and Deferred Exploration and Development Costs (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
MINERAL PROPERTY INTERESTS
Beginning balance	$ 116,934,365	$ 113,765,931
Capitalized exploration expenditures
Reporting and assessment	520,104	285,246
Drilling and assaying	20,522	12,230
Project management and support	2,624,432	2,082,097
Camp service	1,074,019	492,710
Permit and license	48,562	60,424
Value added tax receivable	199,095	155,152
Foreign currency impact	(745,882)	80,575
Ending balance	120,675,217	116,934,365
Silver Sand Project
MINERAL PROPERTY INTERESTS
Beginning balance	90,580,869	88,977,334
Capitalized exploration expenditures
Reporting and assessment	765	94,894
Drilling and assaying	11,014	342
Project management and support	1,610,799	1,155,235
Camp service	899,749	179,873
Permit and license	6,359	12,606
Value added tax receivable	176,952	109,086
Foreign currency impact	(527,807)	51,499
Ending balance	92,758,700	90,580,869
Carangas Project
MINERAL PROPERTY INTERESTS
Beginning balance	21,353,851	19,854,042
Capitalized exploration expenditures
Reporting and assessment	519,339	190,352
Drilling and assaying	8,919	6,763
Project management and support	958,627	889,034
Camp service	154,812	295,804
Permit and license	42,203	47,818
Value added tax receivable	21,178	44,020
Foreign currency impact	(181,714)	26,018
Ending balance	22,877,215	21,353,851
Silverstrike Project
MINERAL PROPERTY INTERESTS
Beginning balance	4,999,645	4,934,555
Capitalized exploration expenditures
Drilling and assaying	589	5,125
Project management and support	55,006	37,828
Camp service	19,458	17,033
Value added tax receivable	965	2,046
Foreign currency impact	(36,361)	3,058
Ending balance	$ 5,039,302	$ 4,999,645